Leases - Obligations and Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Non-current	$ 20,304	$ 12,942
Current	8,083	8,929
Total lease liabilities	28,387	21,871	$ 18,358
Miscellaneous Non-current other leases	28,387
Other leases
Lease liabilities [abstract]
Miscellaneous Non-current other leases	20,304	12,942
Miscellaneous current other leases	8,083	8,929
Miscellaneous Current and Non-current Other leases	28,387	$ 21,871
Not later than one year
Lease liabilities [abstract]
Miscellaneous Non-current other leases	8,083
Later than one year and not later than two years
Lease liabilities [abstract]
Miscellaneous Non-current other leases	5,226
Later than two years and not later than three years
Lease liabilities [abstract]
Miscellaneous Non-current other leases	3,111
Later than three years and not later than four years
Lease liabilities [abstract]
Miscellaneous Non-current other leases	2,563
Later than four years and not later than five years
Lease liabilities [abstract]
Miscellaneous Non-current other leases	2,087
Later than five years
Lease liabilities [abstract]
Miscellaneous Non-current other leases	$ 7,317